INCOME TAXES (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	May 08, 2013	Dec. 31, 2011	May 11, 2010	Jan. 20, 2009
Operating Loss Carryforwards [Line Items]
Deferred tax assets more likely than not to be realized through future taxable earnings	$ 799.8		$ 799.8	$ 1,173.2
Increase (decrease) in valuation allowance			48.8	472.1	171.5
Valuation Allowance, Deferred Tax Asset, Valuation Model, Average Annual Historical Income Used in Model, Period			3 years
Core Growth Rate for the Next Five Years, Included in Deferred Tax Valuation Analysis	3.00%
Assumed Growth Rate For the Next Five Years, Included in Deferred Tax Valuation Analysis, Period Increase	1.00%
Aggregate Growth Rate for the Next Five Years, Included in Deferred Tax Valuation Analysis	4.00%		4.00%
Valuation Allowance, Deferred Tax Asset, Valuation Model, Forecast Period of Model			5 years
Estimated Normalized Annual Taxable Income For Current Year		315	320
Estimated Normalized Annual Taxable Income For Current Year, Non-life Taxable Income			50
Estimated Normalized Annual Taxable Income For Current Year, Life Income			270
Loss limitation based on income of life insurance company, percent	35.00%		35.00%
Loss limitation based on loss of non-life entities, percent	35.00%		35.00%
Federal long-term tax exempt rate	2.80%		2.80%
Ownership change threshold restricting NOL usage	50.00%		50.00%
Ownership percentage threshold relating to company 382 securities										4.99%
Ownership percentage threshold relating to company 382 provision, ownership percentage at which transfers of common stock become void (less than)							4.99%		5.00%
Net state operating loss carryforwards	15.2		15.2	20.0
Loss on investment in senior health						878
Income Tax Examination, Expired Capital Loss Carryforwards if IRS position is correct				473
Unrecognized tax benefit related to loss on investment in Senior Health			166.0
Increase in valuation allowance if unrecognized tax benefit is recognized	34.0		34.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	155.4		155.4	156.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	2.4		2.4	1.8
Operating Loss Carryforwards, Related to Deductions for Stock Options and Restricted Stock	30.9		30.9
Deferred Tax Assets Before Valuation Allowance	1,045.8		1,045.8	1,468.0
Valuation allowance	246.0		246.0	294.8	766.9			938.4
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,000.0		3,000.0
Life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	854.7		854.7
Loss on investment in senior health						742
Non-life [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2,681.1		2,681.1
Loss on investment in senior health						136
Taxable Operating Income Exceeds Deferred Tax Valuation [Member]
Operating Loss Carryforwards [Line Items]
Increase (decrease) in valuation allowance			$ (48.8)